Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Reconciliation of Income Tax Expense
A reconciliation of the income tax expense to the amount calculated using the Company’s combined Canadian federal and provincial statutory income tax rate of 27% (2021 – 27%) is as follows:

	Year ended December 31,
	2022	2021
Net income in the year before tax	$126,383	$236,920
Tax rate	27%	27%
Income tax expense at statutory rate	$34,123	$63,968
Tax effect of:
Difference in tax rate of foreign jurisdictions	(15,858)	(29,888)
Non-taxable items	(5,618)	(7,465)
Change in temporary differences not previously recognized	8,762	6,618
Other	1,907	1,055
Income tax expense	$23,316	$34,288

Components of Income Tax Expense

	Year ended December 31,
	2022	2021
Current income tax:
Relating to current income tax charge	$15,043	$22,428
Deferred income tax:
Relating to origination and reversal of temporary differences	8,273	11,860
Income tax expense recognized in net income	$23,316	$34,288
Income tax expense recognized in other comprehensive income	523	576
Total income tax expense	$23,839	$34,864

Schedule of Deferred Tax Assets and Liabilities
The general movement in the deferred income tax liabilities is as follows:

	Year ended December 31,
	2022	2021
At the beginning of the year	$2,315	$14,223
Deferred income tax expense	(8,273)	(11,860)
Income tax expense recognized in OCI	(523)	(576)
Foreign exchange	252	528
At the end of the year	$(6,229)	$2,315

Recognized deferred tax and assets and liabilities consist of the following:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Non-capital losses	$2,546	$2,905
Foreign exchange	2,087	8,458
Other	5,407	3,698
Mine closure and rehabilitation provision	3,381	2,903
	13,421	17,964
Deferred tax liabilities:
Mineral property, plant and equipment	(6,599)	(4,986)
Loans and borrowings	(9,321)	(8,775)
Other	(1,199)	(618)
Loans and borrowings	(2,531)	(1,270)
	(19,650)	(15,649)

Net deferred income tax (liabilities) assets	$(6,229)	$2,315

Schedule of Unrecognized Deductible Temporary Differences
Deferred tax assets of $30.4 million (December 31, 2021 - $21.4 million) have not been recognized for the following deductible temporary differences as it is not probable that the benefits of these temporary differences will be realized:

	Year ended December 31, 2022		Year ended December 31, 2021
	Brazil	Canada	Brazil	Canada
Exploration and evaluation assets	$37,077	$—	$34,660	$—
Mineral property, plant and equipment	—	969	—	922
Non-capital losses	—	72,535	—	44,521
Other	—	18,100	—	16,213
	$37,077	$91,604	$34,660	$61,656